Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Liabilities
Schedule of Accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2023	December 31, 2022
Accrued interest	$8,329	$8,267
Accrued dry-docking expenses	2,987	2,332
Accrued expenses	10,591	10,763
Total	$21,907	$21,362